Subsidiaries (Investments - I.C. Green) (Narrative) (Details) - Primus Green Energy (PGE) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ICGE [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	90.85%
Bluescape Clean Fuels LLC [Member]
Disclosure of subsidiaries [line items]
Proceeds from sale of assets	$ 1,600